                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Municipal Investment Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly you can lose money investing in this Trust.

FUND REPORT

For the year ended October 31, 2003

MARKET CONDITIONS


Over the past 12 months the tone of the U. S. economy shifted from weak to accelerating growth culminating in 8.2 percent GDP growth in the third quarter of 2003. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and private sector economists suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on investors during much of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board attempted to allay these fears and keep the economy moving forward by cutting the federal funds target rate twice to a level of 1.0 percent.

The uncertain economic climate had an effect on the municipal bond market. While yields on intermediate-and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 75 basis points to levels not seen since the late 1960s. Plummeting yields led to a surge in issuance as municipalities moved to lock in new low financing rates and, in the case of older bonds, low refinancing costs. Record levels of supply met with strong demand by investors in search of tax-exempt income to offset low money market rates. Also, the relatively attractive yield of municipal bonds versus Treasuries created demand from institutional taxable investors who "crossed-over" to purchase municipals.

The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the improving equity market. Participation from cross-over investors also evaporated as taxable yields rose faster than those of tax-exempts. Issuance remained strong through July, but declined over the last three months as yields rose. These forces combined to push municipal-bond yields above their historic lows, ending the fiscal year near where they began.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley Quality Municipal Investment Trust
(IQT) increased from $15.23 to $15.36 per share for the fiscal year ended October 31, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.96 per share and long-term capital gains of $0.093 per share, the Trust's total NAV return was 8.58 percent. IQT's value on the New York Stock Exchange (NYSE) increased from $14.08 to $14.22 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Trust's total market return was 8.66 percent. On October 31, 2003, IQT's NYSE market price was at a 7.4 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for fourth quarter of 2003 were declared in September. Beginning with the October payment the monthly payment decreased from $0.08 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.137 per share on October 31, 2003, versus $0.189 per share as of October 31, 2002.

From a strategic point of view, with interest rates at multi-decade lows, we also became increasingly concerned that the next significant shift in interest rates might be upward. As a result, we began to establish a hedge position by selling Treasury futures to reduce the portfolio's duration (a measure of interest rate sensitivity). This allowed us to maintain an average maturity target range of 20 years in order to take advantage of the steepness of the municipal yield curve. Nevertheless, market yields on new investments were lower than the book yields on portfolio holdings called for redemption. The portfolio's duration adjusted for leverage was 11.9 years. We continued to emphasize revenue bonds in sectors tied to reliable income streams from essential services such as municipal electric, transportation and water & sewer. As of October 31, 2003, the Trust's net assets of $355 million, including outstanding preferred shares, were diversified across 64 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing interest rates on maturities normally ranging from one week to two years. Incremental income to holders of common shares depends on two factors. The first is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and its ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.20 per share to common share earnings. The Trust has two ARPS series, totaling $105 million and representing 30 percent of net assets including preferred shares. Both series are two-year auctions maturing in September 2004 and September 2005 yielding 1.90 and 1.70 percent, respectively.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2003, the Trust purchased and retired 454,800 shares of common stock at a weighted average market discount of 7.041 percent.

   LARGEST SECTORS
   Water & Sewer                                       21.7%
   Transportation                                      18.5%
   General Obligation                                  17.0%
   Electric                                             8.9%
   Refunded                                             9.7%

   CREDIT ANALYSIS
   Aaa/AAA                                            73%
   Aa/AA                                              15%
   A/A                                                10%
   Baa/BBB                                             2%

Subject to change daily. Largest sector and credit analysis percentages are a percentage of total long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL SHAREHOLDER MEETING

ON OCTOBER 29, 2003, AN ANNUAL MEETING OF THE TRUST'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTERS, THE RESULTS OF WHICH WERE AS
FOLLOWS:

(1) ELECTION OF TRUSTEES BY ALL SHAREHOLDERS:

-------------------------------------------------
WAYNE E. HEDIEN
FOR                                    13,207,181
WITHHELD                                  287,351
-------------------------------------------------
JOSEPH J. KEARNS
FOR                                    13,207,643
WITHHELD                                  286,889
-------------------------------------------------
FERGUS REID
FOR                                    13,204,082
WITHHELD                                  290,450
-------------------------------------------------

(2) ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS

-------------------------------------------------
DR. MANUEL H. JOHNSON
FOR                                         1,966
WITHHELD                                        2
-------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, EDWIN J. GARN, JAMES F. HIGGINS, MICHAEL E. NUGENT, AND PHILIP J. PURCELL.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio)


WEIGHTED AVERAGE MATURITY: 18 YEARS

[WEIGHTED AVERAGE MATURITY BAR CHART]

1-5                                                                                4
5-10                                                                              11
10-20                                                                             45
20-30                                                                             38
30+                                                                                2

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     0.6%
Alaska.................     2.2
Arizona................     1.5
California.............     3.4
Colorado...............     1.6
District of Columbia...     0.3
Connecticut............     1.8
Florida................    10.3
Georgia................     7.4
Hawaii.................     2.4
Idaho..................     0.7
Illinois...............     7.3
Indiana................     0.5
Kentucky...............     3.4
Maryland...............     2.3
Massachusetts..........     5.3
Michigan...............     1.0
Minnesota..............     1.6
Nevada.................     0.9
New Jersey.............     9.1
New York...............    12.3
North Carolina.........     1.5
Ohio...................     0.9
Oregon.................     2.7
Pennsylvania...........     2.0
South Carolina.........     3.0
Texas..................    11.0
Utah...................     1.2
Washington.............     1.8
                          -----
Total..................   100.0%
                          =====

CALL AND COST (BOOK) YIELD STRUCTURE


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

(Based on Long-Term Portfolio) As of 10/31/03

[PERCENT OF BONDS CALLABLE BAR CHART]

2003(a)                                                                           8
2004                                                                              2
2005                                                                              8
2006                                                                              1
2007                                                                              3
2008                                                                              2
2009                                                                              9
2010                                                                             16
2011                                                                             17
2012                                                                             19
2013+                                                                            15

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.4%

(Based on Long-Term Portfolio) As of 10/31/03

[COST (BOOK) YIELD(B) BAR CHART]

2003(a)                                                                          7.1
2004                                                                             5.9
2005                                                                             6.1
2006                                                                             6.6
2007                                                                             6.1
2008                                                                             5.6
2009                                                                             5.7
2010                                                                             5.5
2011                                                                             5.0
2012                                                                             5.2
2013+                                                                            4.6

(a)  May Include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 7.1% on 8% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (130.3%)
            General Obligation (22.2%)
$  5,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)............   0.00%   06/30/09   $  4,160,500
   3,000    California, Various Purpose Dtd 05/01/03..................   5.00    02/01/24      2,906,910
   3,300    San Diego Unified School District, California, 2003 Ser E
              (FSA)...................................................   5.00    07/01/28      3,329,997
            Florida State Board of Education, Capital Outlay
   6,890      Refg Ser 2001 D.........................................   5.375   06/01/18      7,468,140
   3,000      Refg 2002 Ser C (MBIA)..................................   5.00    06/01/20      3,115,620
  10,000    Chicago School Reform Board, Illinois, Dedicated Tax Ser
              1997 (Ambac)............................................   5.75    12/01/27     10,822,199
   7,000    New Jersey, 2001 Ser H....................................   5.25    07/01/19++    7,709,870
   5,000    North Carolina, Public School Building Ser 1999...........   4.60    04/01/17      5,195,450
     925    Oregon, Veterans' Welfare Ser 75..........................   6.00    04/01/27        954,508
            Pennsylvania,
   1,000      First Ser 2003 RITES PA - 1112 A (MBIA).................  8.481++  01/01/18      1,112,780
   1,000      First Ser 2003 RITES PA - 1112 B (MBIA).................  8.481++  01/01/19      1,095,760
   5,000    Aldine Independent School District, Texas, Bldg & Refg Ser
              2001 (PSF)..............................................   5.00    02/15/26      5,014,750
   2,500    Mission Consolidated Independent School District, Texas,
              Bldg Ser 2000 (PSF).....................................   5.50    02/15/25      2,628,750
                                                                                            ------------
--------
                                                                                              55,515,234
  53,615
                                                                                            ------------
--------
            Educational Facilities Revenue (2.8%)
   1,480    Indiana University, Student Fee Ser K (MBIA)..............   5.875   08/01/20      1,606,407
   5,000    Texas State University, Ser 2000 (FSA)....................   5.50    03/15/20      5,411,250
                                                                                            ------------
--------
                                                                                               7,017,657
   6,480
                                                                                            ------------
--------
            Electric Revenue (11.6%)
   5,000    California Department of Water Resources, Power Supply Ser
              2002 A..................................................   5.875   05/01/16      5,524,750
            Municipal Electric Authority of Georgia,
   2,000      Combustion Turbine Ser 2002 A (MBIA)....................   5.25    11/01/21      2,114,560
   1,500      Combustion Turbine Ser 2002 A (MBIA)....................   5.25    11/01/22      1,576,845
   5,000    Southern Minnesota Municipal Power Agency, Ser 2002 A
              (Ambac).................................................   5.25    01/01/16      5,556,350
            Long Island Power Authority, New York,
   4,000      Ser 2003 B..............................................   5.25    06/01/13      4,292,480
   1,900      Ser 2000 A (FSA)........................................   0.00    06/01/16      1,105,553
            South Carolina Public Service Authority,
   1,500      2002 Refg Ser A (FSA)...................................   5.125   01/01/20      1,568,310
   1,000      2002 Refg Ser A (FSA)...................................   5.125   01/01/21      1,039,190
   2,000      1997 Refg Ser A (MBIA)..................................   5.00    01/01/29      2,007,240
   1,000    Intermountain Power Agency, Utah, Refg 1996 Ser D
              (Secondary FSA).........................................   5.00    07/01/21      1,016,410

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Lewis County Public Utility District No 1, Washington,
$  2,000      Cowlitz Falls Hydroelectric Refg Ser 2003 (MBIA)........   5.00%   10/01/22   $  2,042,280
   1,000      Cowlitz Falls Hydroelectric Refg Ser 2003 (MBIA)........   5.00    10/01/23      1,014,800
                                                                                            ------------
--------
                                                                                              28,858,768
  27,900
                                                                                            ------------
--------
            Hospital Revenue (5.9%)
            Maryland Health & Higher Education Facilities Authority,
   2,000      University of Maryland Medical Ser 2002.................   5.75    07/01/17      2,142,060
   2,500      University of Maryland Medical Ser 2001.................   5.25    07/01/34      2,490,350
   4,000    New Jersey Health Care Facilities Financing Authority,
              St Barnabas Medical Center Ser 1998 B (MBIA)............   4.75    07/01/28      3,896,520
   3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser 2001
              A.......................................................   5.75    10/01/18      3,206,340
   3,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Lukes Hospital of Bethlehem Ser 2003....................   5.25    08/15/23      2,917,020
                                                                                            ------------
--------
                                                                                              14,652,290
  14,500
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (5.4%)
   2,000    Chicago, Illinois, Peoples Gas Light & Coke Co Refg 1995
              Ser A...................................................   6.10    06/01/25      2,139,900
   3,500    Michigan Stategic Fund, Detroit Edison Co. Ser 2001 C.....   5.45    09/01/29      3,558,135
   2,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (Demand 11/03/03)
              (AMT)...................................................  12.476++ 07/01/26      2,478,080
   5,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser
              2001 B (AMT) (Mandatory Tender 11/01/11)................   5.75    05/01/30      5,224,650
                                                                                            ------------
--------
                                                                                              13,400,765
  12,500
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (4.2%)
  10,000    Illinois Housing Development Authority, 1991 Ser A........   8.25    07/01/16     10,407,500
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (3.2%)
     710    Colorado Housing & Finance Authority, 2000 Ser D-2
              (AMT)...................................................   6.90    04/01/29        724,747
   5,995    Connecticut Housing Finance Authority, 2000 Ser B-2
              (AMT)...................................................   5.85    05/15/31      6,207,762
   1,115    District of Columbia Housing Finance Agency, GNMA
              Collateralized Ser 1990 B (AMT).........................   7.10    12/01/24      1,115,892
                                                                                            ------------
--------
                                                                                               8,048,401
   7,820
                                                                                            ------------
--------
            Public Facilities Revenue (3.7%)
   5,000    Arizona School Facilities Board, School Improvement Ser
              2001....................................................   5.00    07/01/19      5,221,250
   1,900    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac).........   5.50    10/01/18      2,100,374
   2,000    Pennsylvania Public School Building Authority,
              Philadelphia School District Ser 2003 (FSA).............   5.00    06/01/33      2,012,020
                                                                                            ------------
--------
                                                                                               9,333,644
   8,900
                                                                                            ------------
--------
            Resource Recovery Revenue (1.3%)
   3,000    Northeast Maryland Waste Disposal Authority, Montgomery
--------      County Ser 2003 (AMT) (Ambac)...........................   5.50    04/01/16      3,228,090
                                                                                            ------------

8
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (24.0%)
            Alaska Int'l Airports System,
$  1,500      Ser 2002 B (Ambac)......................................   5.75%   10/01/18   $  1,672,560
   1,500      Ser 2002 B (Ambac)......................................   5.75    10/01/19      1,667,835
  10,000    Hillsborough County Port District, Florida, Tampa Port
              Authority Special & Refg Ser 1995 (AMT) (FSA)...........   6.00    06/01/20     10,805,700
   2,000    Lee County, Florida, Ser 1995 (MBIA)......................   5.75    10/01/22      2,179,600
            Georgia State Road & Toll Authority,
   2,500      DRIVERS Ser 373.........................................  7.332++  10/01/11      2,658,475
  10,000      Ser 2001................................................   5.375   03/01/17     10,928,700
   2,000    Chicago, Illinois, O'Hare Int'l Airport, Third Lien Ser
              2003 B-2 (AMT) (FSA)....................................   5.75    01/01/23      2,131,400
   5,000    Massachusetts Bay Transportation Authority, Assessment
              2000 Ser A..............................................   5.25    07/01/30      5,175,150
   5,000    New Jersey Turnpike Authority Ser 2003 A (Ambac)..........   5.00    01/01/30      5,057,000
            Metropolitan Transportation Authority, New York,
   3,000      State Service Contract Ser 2002 A (MBIA)................   5.50    01/01/19      3,282,960
   3,000      State Service Contract Refg Ser 2002 B (MBIA)...........   5.50    07/01/20      3,271,590
   3,000    Triborough Bridge & Tunnel Authority, New York Ser 2001
              A.......................................................   5.00    01/01/32      3,011,760
   5,000    Dallas-Fort Worth Int'l Airport, Texas, Ser 2003 A
              (AMT)(FSA)..............................................   5.375   11/01/22      5,137,850
   3,000    Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC)...   5.25    09/01/22      3,131,190
                                                                                            ------------
--------
                                                                                              60,111,770
  56,500
                                                                                            ------------
--------
            Water & Sewer Revenue (28.2%)
   2,000    Birmingham, Alabama, Water & Sewer Ser 1998 A.............   4.75    01/01/21      2,006,240
   5,000    Colorado Springs, Colorado, Utilities Ser 2001 A..........   5.00    11/15/29      5,032,800
   2,000    Martin County, Florida, Utilities Ser 2001 (FGIC).........   5.00    10/01/26      2,024,320
   8,000    Tampa Bay Water, Florida, Ser 2001 B (FGIC)...............   5.00    10/01/31      8,067,280
            Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky,
   2,925      Ser 2001 A (MBIA).......................................   5.375   05/15/20      3,146,686
   3,075      Ser 2001 A (MBIA).......................................   5.375   05/15/21      3,282,962
   5,000      Ser 1999 A (FGIC).......................................   5.75    05/15/33      5,436,600
   1,585    Massachusetts Water Resources Authority, 2000 Ser A
              (FGIC)..................................................   6.00    08/01/13      1,829,597
   2,925    Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A
              (FGIC)..................................................   5.25    06/01/22      3,062,534
            New York City Municipal Water Finance Authority, New York,
   3,000      2003 Ser A..............................................   5.375   06/15/18      3,245,880
   4,000      1998 Ser D (MBIA).......................................   4.75    06/15/25      3,951,840
   5,000      2002 Ser G (FSA)........................................   5.00    06/15/34      5,029,000
   7,500    Portland, Oregon, Sewer 2000 Ser A (FGIC).................   5.75    08/01/19      8,431,350

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  6,000    Charleston, South Carolina, Refg Cap Impr Ser 1998
              (FGIC)..................................................   4.50%   01/01/24   $  5,746,260
  10,000    Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B
              (FGIC)..................................................   5.25    12/01/30     10,233,300
                                                                                            ------------
--------
                                                                                              70,526,649
  68,010
                                                                                            ------------
--------
            Other Revenue (5.2%)
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A.........................................   5.50    11/01/26      2,238,520
  10,000    New York Local Government Assistance Corporation, Ser 1995
              A.......................................................   6.00    04/01/05+    10,873,200
                                                                                            ------------
--------
                                                                                              13,111,720
  12,000
                                                                                            ------------
--------
            Refunded (12.6%)
   7,250    Atlanta, Georgia, Airport Ser 2000 A (FGIC)...............   5.50    01/01/10+     8,336,775
   7,000    Hawaii, Airports Second Ser of 1991 (AMT) (ETM)...........   6.90    07/01/12      8,464,470
  10,000    Massachusetts, Ser 2000 C.................................   5.75    10/01/10+    11,613,100
   3,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991
              (Ambac) (ETM)...........................................  12.354++ 05/15/20      3,027,120
                                                                                            ------------
--------
                                                                                              31,441,465
  27,250
                                                                                            ------------
--------
 308,475    Total Tax-Exempt Municipal Bonds (Cost $305,691,599).........................    325,653,953
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (9.0%)
   2,590    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 11/03/03).........   1.15*   07/01/30      2,590,000
  15,000    New Jersey Housing & Mortgage Finance Agency, Presidential
              Plaza at Newport - FHA Insured Mtg Refg 1991 Ser 1
                (Tendered 12/16/03)...................................   7.00    05/01/30     15,101,250
   4,535    San Antonio, Texas, Electric & Gas Refg Ser 1994 A........   5.00    02/01/04+     4,659,622
                                                                                            ------------
--------
  22,125    Total Short-Term Tax-Exempt Municipal Obligations (Cost $22,026,022).........     22,350,872
                                                                                            ------------
--------

$330,600    Total Investments (Cost $327,717,621) (a)(b).......................   139.3%      348,004,825
========
            Other Assets in Excess of Liabilities..............................     2.8         7,007,169
            Preferred Shares of Beneficial Interest............................   (42.1)     (105,160,419)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 249,851,575
                                                                                  =====     =============

10
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

---------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT       Alternative Minimum Tax.
   DRIVERS   Derivative Inverse Tax-Exempt Receipts.
   ETM       Escrowed to maturity.
   PSF       Texas Permanent School Fund Guarantee Program.
   RITES     Residual Interest Tax-Exempt Securities.
   +         Prerefunded to call date shown.
   ++        This security has been physically segregated in connection with open futures contracts.
   ++        Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
             security changes.
   *         Current coupon of variable rate demand obligation.
   (a)       Securities have been designated as collateral in an amount equal to $18,850,926 in connection with the open futures
             contracts.
   (b)       The aggregate cost for federal income tax purposes is
             $327,563,821. The aggregate gross unrealized appreciation is
             $20,806,617 and the aggregate gross unrealized depreciation is $365,613, resulting in net unrealized appreciation of
             $20,441,004.
Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation

Futures Contracts Open at October 31, 2003:

                                 DESCRIPTION,           UNDERLYING
NUMBER OF                      DELIVERY MONTH,         FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT             AND YEAR              AT VALUE     DEPRECIATION
---------   ----------   ----------------------------  ------------   -------------
   100         Short      U.S. Treasury Notes 5 Year
                                December/2003          $(11,181,250)    $(256,712)
    25         Short     U.S. Treasury Notes 10 Year
                                December/2003           (2,807,422)       (93,233)
                                                                        ---------
            Total unrealized depreciation..........................     $(349,945)
                                                                        =========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2003

Assets:
Investments in securities, at value
  (cost $327,717,621).......................................  $348,004,825
Cash........................................................        17,434
Receivable for:
    Interest................................................     5,621,893
    Investments sold........................................     1,055,000
Prepaid expenses............................................       676,758
                                                              ------------
    Total Assets............................................   355,375,910
                                                              ------------
Liabilities:
Payable for:
    Investment management fee...............................       119,129
    Common shares of beneficial interest repurchased........        92,547
    Variation margin........................................        25,781
Accrued expenses............................................       126,459
                                                              ------------
    Total Liabilities.......................................       363,916
                                                              ------------
Preferred shares of beneficial interest, (at liquidation
  value), (1,000,000 shares authorized of
  non-participating $.01 par value, 2,100
  shares outstanding).......................................   105,160,419
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $249,851,575
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 16,261,813 shares
  outstanding)..............................................  $226,894,556
Net unrealized appreciation.................................    19,937,259
Accumulated undistributed net investment income.............     2,222,140
Accumulated undistributed net realized gain.................       797,620
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $249,851,575
                                                              ============
Net Asset Value Per Common Share
($249,851,575 divided by 16,261,813 common shares
outstanding)................................................        $15.36
                                                              ============

12
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2003

Net Investment Income:
Interest Income.............................................  $18,630,397
                                                              -----------
Expenses
Investment management fee...................................    1,258,779
Auction commission fees.....................................      440,788
Transfer agent fees and expenses............................       99,101
Professional fees...........................................       71,678
Shareholder reports and notices.............................       38,325
Auction agent fees..........................................       20,028
Custodian fees..............................................       19,589
Trustees' fees and expenses.................................       18,970
Registration fees...........................................       13,307
Other.......................................................       30,737
                                                              -----------
    Total Expenses..........................................    2,011,302

Less: expense offset........................................      (19,450)
                                                              -----------
    Net Expenses............................................    1,991,852
                                                              -----------
    Net Investment Income...................................   16,638,545
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
  Investments...............................................      748,343
  Futures contracts.........................................       48,934
                                                              -----------
    Net Realized Gain.......................................      797,277
                                                              -----------
Net Change in Unrealized Appreciation on:
  Investments...............................................    3,777,227
  Futures contracts.........................................     (349,945)
                                                              -----------
    Net Appreciation........................................    3,427,282
                                                              -----------
    Net Gain................................................    4,224,559
                                                              -----------
Dividends to preferred shareholders from net investment
income......................................................   (1,804,684)
                                                              -----------
Net Increase................................................  $19,058,420
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2003   OCTOBER 31, 2002
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 16,638,545       $ 18,046,032
Net realized gain...........................................         797,277          1,520,550
Net change in unrealized appreciation.......................       3,427,282           (806,164)
Dividends to preferred shareholders from net investment
  income....................................................      (1,804,684)        (2,172,919)
                                                                ------------       ------------
    Net Increase............................................      19,058,420         16,587,499
                                                                ------------       ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (15,772,298)       (15,680,616)
Net realized gain...........................................      (1,549,279)        (2,327,706)
                                                                ------------       ------------
    Total Dividends and Distributions.......................     (17,321,577)       (18,008,322)
                                                                ------------       ------------

Decrease from transactions in common shares of beneficial
  interest..................................................      (6,484,403)        (1,798,675)
                                                                ------------       ------------
    Net Decrease............................................      (4,747,560)        (3,219,498)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     254,599,135        257,818,633
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,222,140 and $3,160,924, respectively).................    $249,851,575       $254,599,135
                                                                ============       ============

14
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. Organization and Accounting Policies

Morgan Stanley Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $72,219,175 and $76,108,974, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $5,066,650 and $5,078,200, respectively including an unrealized loss of $184,241.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2003, the Trust had transfer agent fees and expenses payable of approximately $15,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,778. At October 31,

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

2003, the Trust had an accrued pension liability of $53,984 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and Series B Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET        RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE    DIVIDEND RATES**
------  -------   -------------   -----   --------  ----------------
  A      1,400       $70,000      1.90%   09/08/04      1.90%
  B        700        35,000      1.70    09/02/05   0.71 - 1.70

---------------------
    * As of October 31, 2003.
   ** For the year ended October 31, 2003.

Subsequent to October 31, 2003 and up through December 5, 2003 the Trust paid dividends to Series A and B at rates ranging from 1.70% to 1.90% in the aggregate amount of $160,419.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 2001...................................  16,841,613   $168,416    $235,009,218
Treasury shares purchased and retired (weighted average
  discount 5.95%)*..........................................    (125,000)    (1,250)     (1,797,425)
                                                              ----------   --------    ------------
Balance, October 31, 2002...................................  16,716,613    167,166     233,211,793
Treasury shares purchased and retired (weighted average
  discount 7.04%)*..........................................    (454,800)    (4,548)     (6,479,855)
                                                              ----------   --------    ------------
Balance, October 31, 2003...................................  16,261,813   $162,618    $226,731,938
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased

6. Dividends to Common Shareholders

On September 23, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD             PAYABLE
PER SHARE         DATE               DATE
---------   -----------------  -----------------
 $0.075     November 7, 2003   November 21, 2003
 $0.075     December 5, 2003   December 19, 2003

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2003, the Trust held positions in residual interest bonds having a total value of $10,372,215, which represents 4.2% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2003, the Trust had outstanding futures contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                          FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                        OCTOBER 31, 2003   OCTOBER 31, 2002
                                                        ----------------   ----------------
Tax-exempt income.....................................    $17,537,803        $17,757,131
Ordinary income.......................................             --            310,272
Long-term capital gains...............................      1,549,279          2,017,434
                                                          -----------        -----------
Total distributions...................................    $19,087,082        $20,084,837
                                                          ===========        ===========

As of October 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................  $ 2,282,743
Undistributed long-term gains...............................      447,675
                                                              -----------
Net accumulated earnings....................................    2,730,418
Temporary differences.......................................     (214,403)
Net unrealized appreciation.................................   20,441,004
                                                              -----------
Total accumulated earnings..................................  $22,957,019
                                                              ===========

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $347.

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED OCTOBER 31
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:
Net asset value, beginning of period......................    $15.23         $15.31         $14.64        $ 14.35         $15.66
                                                              ------         ------         ------        -------         ------
Income (loss) from investment operations:
    Net investment income*................................      1.01           1.07           1.17           1.18           1.16
    Net realized and unrealized gain (loss)...............      0.25           0.04           0.66           0.23          (1.28)
    Common share equivalent of dividends paid to preferred
    shareholders*.........................................     (0.11)         (0.13)         (0.22)         (0.25)         (0.20)
                                                              ------         ------         ------        -------         ------
Total income (loss) from investment operations............      1.15           0.98           1.61           1.16          (0.32)
                                                              ------         ------         ------        -------         ------
Less dividends and distributions from:
    Net investment income.................................     (0.96)         (0.93)         (0.93)         (0.93)         (0.90)
    Net realized gain.....................................     (0.09)         (0.14)         (0.01)         --             (0.11)
                                                              ------         ------         ------        -------         ------
Total dividends and distributions.........................     (1.05)         (1.07)         (0.94)         (0.93)         (1.01)
                                                              ------         ------         ------        -------         ------
Anti-dilutive effect of acquiring treasury shares*........      0.03           0.01          --              0.06           0.02
                                                              ------         ------         ------        -------         ------
Net asset value, end of period............................    $15.36         $15.23         $15.31        $ 14.64         $14.35
                                                              ======         ======         ======        =======         ======
Market value, end of period...............................    $14.22         $14.08         $15.08        $13.688         $13.00
                                                              ======         ======         ======        =======         ======
Total Return+.............................................      8.66%          0.52%         17.52%         12.84%        (10.12)%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)....................      0.79%(1)       0.73%(1)       0.74%(1)       0.75%          0.71%
Net investment income before preferred stock dividends....      6.54%          7.15%          7.83%          8.18%          7.66%
Preferred stock dividends.................................      0.71%          0.86%          1.46%          1.74%          1.34%
Net investment income available to common shareholders....      5.83%          6.29%          6.37%          6.44%          6.32%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands.....................................  $249,852       $254,599       $257,819       $247,389       $253,633
Asset coverage on preferred shares at end of period.......       338%           342%           345%           335%           341%
Portfolio turnover rate...................................        21%            17%            23%            20%             8%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

20
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Quality Municipal Investment Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Municipal Investment Trust (the "Trust"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Municipal Investment Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 15, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended October 31, 2003, the Trust paid the following per share amounts from tax-exempt income: $0.97 to common shareholders, $890 to Series A preferred shareholders and $454 to Series B preferred shareholders. For the year ended October 31, 2003, the Trust paid the following per share amounts from long-term capital gains: $0.08 to common shareholders, $105 to Series A preferred shareholders and $78 to Series B preferred shareholders.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Independent Trustee           Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (62)                     Trustee      Since April     Retired; Director or Trustee         211
c/o Mayer, Brown, Rowe & Maw LLP                    1994            of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003 (since April
1675 Broadway                                                       1994) and the Institutional
New York, NY                                                        Funds (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation (December
                                                                    1998-October 2000), Chairman
                                                                    and Chief Executive Officer of
                                                                    Levitz Furniture Corporation
                                                                    (November 1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May 1991-
                                                                    July 1995); formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and Chief
                                                                    Operating Officer (1987-1991)
                                                                    of the Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (71)                     Trustee      Since January   Director or Trustee of the           211
c/o Summit Ventures LLC                             1993            Retail Funds and TCW/DW Term
1 Utah Center                                                       Trust 2003 (since January
201 S. Main Street                                                  1993) and the Institutional
Salt Lake City, UT                                                  Funds (since July 2003);
                                                                    member of the Utah Regional
                                                                    Advisory Board of Pacific
                                                                    Corp.; formerly United States
                                                                    Senator (R-Utah) (1974-1992)
                                                                    and Chairman, Senate Banking
                                                                    Committee (1980-1986), Mayor
                                                                    of Salt Lake City, Utah
                                                                    (1971-1974), Astronaut, Space
                                                                    Shuttle Discovery (April
                                                                    12-19, 1985), and Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (69)                   Trustee      Since           Retired; Director or Trustee         211
c/o Mayer, Brown, Rowe & Maw LLP                    September 1997  of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003; (Since
1675 Broadway                                                       September 1997) and the
New York, NY                                                        Institutional Funds (since
                                                                    July 2003); formerly
                                                                    associated with the Allstate
                                                                    Companies (1966-1994), most
                                                                    recently as Chairman of The
                                                                    Allstate Corporation (March
                                                                    1993-December 1994) and
                                                                    Chairman and Chief Executive
                                                                    Officer of its wholly-owned
                                                                    subsidiary, Allstate Insurance
                                                                    Company (July 1989-December
                                                                    1994).


      Name, Age and Address of          Other Directorships Held by
         Independent Trustee                      Trustee
-------------------------------------  ------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Corporation.
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (71)                     Director of Franklin Covey
c/o Summit Ventures LLC                (time management systems), BMW
1 Utah Center                          Bank of North America, Inc.
201 S. Main Street                     (industrial loan corporation),
Salt Lake City, UT                     United Space Alliance (joint
                                       venture between Lockheed
                                       Martin and the Boeing Company)
                                       and Nuskin Asia Pacific
                                       (multilevel marketing); member
                                       of the board of various civic
                                       and charitable organizations.

Wayne E. Hedien (69)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       (private mortgage insurance);
Counsel to the Independent Directors   Trustee and Vice Chairman of
1675 Broadway                          The Field Museum of Natural
New York, NY                           History; director of various
                                       other business and charitable
                                       organizations.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Independent Trustee           Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (54)             Trustee      Since July      Chairman of the Audit                211
c/o Johnson Smick International, Inc.               1991            Committee and Director or
2099 Pennsylvania Avenue, N.W.                                      Trustee of the Retail Funds
Suite 950                                                           and TCW/DW Term Trust 2003
Washington, D.C.                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2003); Senior Partner,
                                                                    Johnson Smick International,
                                                                    Inc., a consulting firm;
                                                                    Co-Chairman and a founder of
                                                                    the Group of Seven Council
                                                                    (G7C), an international
                                                                    economic commission; formerly
                                                                    Vice Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                  Trustee      Since July      Deputy Chairman of the Audit         212
PMB754                                              2003            Committee and Director or
23852 Pacific Coast Highway                                         Trustee of the Retail Funds
Malibu, CA                                                          and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the Institutional
                                                                    Funds (October 2001-July
                                                                    2003); President, Kearns &
                                                                    Associates LLC (investment
                                                                    consulting); formerly CFO of
                                                                    the J. Paul Getty Trust.

Michael E. Nugent (67)                 Trustee      Since July      Chairman of the Insurance            211
c/o Triumph Capital, L.P.                           1991            Committee and Director or
445 Park Avenue                                                     Trustee of the Retail Funds
New York, NY                                                        and TCW/DW Term Trust 2003
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); General Partner of
                                                                    Triumph Capital, L.P., a
                                                                    private investment
                                                                    partnership; formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (71)                       Trustee      Since July      Chairman of the Governance           212
85 Charles Colman Blvd.                             2003            Committee and Director or
Pawling, NY                                                         Trustee of the Retail Funds
                                                                    and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    June 1992); Chairman of
                                                                    Lumelite Plastics Corporation.


      Name, Age and Address of          Other Directorships Held by
         Independent Trustee                      Trustee
-------------------------------------  ------------------------------
Dr. Manuel H. Johnson (54)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and
2099 Pennsylvania Avenue, N.W.         Trustee of the Financial
Suite 950                              Accounting Foundation
Washington, D.C.                       (oversight organization of the
                                       Financial Accounting Standards
                                       Board); Director of RBS
                                       Greenwich Capital Holdings
                                       (financial holding company).

Joseph J. Kearns (61)                  Director of Electro Rent
PMB754                                 Corporation (equipment
23852 Pacific Coast Highway            leasing), The Ford Family
Malibu, CA                             Foundation, and the UCLA
                                       Foundation.

Michael E. Nugent (67)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                       Trustee and Director of
85 Charles Colman Blvd.                certain investment companies
Pawling, NY                            in the JPMorgan Funds complex
                                       managed by JP Morgan
                                       Investment Management Inc.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------

Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or             211
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  and TCW/DW Term Trust 2003
Plaza Two,                                                          (since July 1991) and the
Jersey City, NJ                                                     Institutional Funds (since
                                                                    July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds and the TCW/DW
                                                                    Term Trust 2003 (until
                                                                    September 2002).

James F. Higgins (55)                  Trustee      Since June      Director or Trustee of the           211
c/o Morgan Stanley Trust                            2000            Retail Funds and TCW/DW Term
Harborside Financial Center,                                        Trust 2003 (since June 2000)
Plaza Two,                                                          and the Institutional Funds
Jersey City, NJ                                                     (since July 2003); Senior
                                                                    Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).

Philip J. Purcell (60)                 Trustee      Since April     Director or Trustee of the           211
1585 Broadway                                       1994            Retail Funds and TCW/DW Term
New York, NY                                                        Trust 2003 (since April 1994)
                                                                    and the Institutional Funds
                                                                    (since July 2003); Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Morgan Stanley and Morgan
                                                                    Stanley DW Inc.; Director of
                                                                    the Distributor; Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Novus Credit Services Inc.;
                                                                    Director and/or officer of
                                                                    various Morgan Stanley
                                                                    subsidiaries.


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                       Trustee
-------------------------------------  ------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center,           Assurance Society of the
Plaza Two,                             United States (financial
Jersey City, NJ                        services).

Philip J. Purcell (60)                 Director of American Airlines,
1585 Broadway                          Inc. and its parent company,
New York, NY                           AMR Corporation.

---------------------

 * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman, Chief Executive Officer and
                                                                Director of the Distributor; Chairman and Director of the
                                                                Transfer Agent; Director of various Morgan Stanley
                                                                subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since
                                                                July 2003) and President of the Retail Funds and TCW/DW Term
                                                                Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive Vice   Since April     Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas    President and    2003            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                   Principal                        of Morgan Stanley & Co. Incorporated; Managing Director of
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Manager and Morgan
                                                                Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July
                                                                2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                previously President of the Institutional Funds (March
                                                                2001-July 2003) and Director of the Institutional Funds
                                                                (March 2001-July 2003).

Barry Fink (48)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    and General      1997            (since December 2000) of Morgan Stanley Investment
New York, NY                   Counsel                          Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                                Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Vice President and Secretary of the Distributor; previously
                                                                Secretary of the Retail Funds (February 1997-July 2003);
                                                                previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                1997-December 2001).

Joseph J. McAlinden (60)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                    Inc. and Morgan Stanley Investments LP; Director of the
                                                                Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                Funds; Vice President of the Institutional Funds (since July
                                                                2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)         Vice President   Since July      Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                     2003            Stanley Investment Management Inc. and Vice President of the
New York, NY                                                    Institutional Funds (since December 1997) and the Retail
                                                                Funds (since July 2003); formerly practiced law with the New
                                                                York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (38)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       previously Vice President of the Investment Manager and
Jersey City, NJ                                 Officer since   Morgan Stanley Services (August 2000-November 2001) and
                                                September 2002  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (57)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (36)            Secretary        Since July      Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                    Institutional Funds (since June 1999) and the Retail Funds
                                                                (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Quality Municipal
Investment Trust

Annual Report
October 31, 2003

[MORGAN STANLEY LOGO]

38570RPT-00-13055L03-0P-12/03

Item 2. Code of Ethics.


(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.



Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.



Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003